Financial instruments and risk management (Details 6) € in Thousands, ₪ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) [2]	Dec. 31, 2017 GBP (£) [4]	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) [3]	Dec. 31, 2016 GBP (£) [5]	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($) [2]	Dec. 31, 2015 GBP (£) [6]
EUR
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening | €	[1]	€ 0						€ 0			€ 0
Effects Of Foreign Exchange Rate Profit Or Loss Weakening | €	[1]	€ 0						€ 0			€ 0
USD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening			$ (335)						$ 62			$ 247
Effects Of Foreign Exchange Rate Profit Or Loss Weakening			$ 335						$ 34			$ 58
GBP
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening | £				£ (3)						£ (77)			£ 350
Effects Of Foreign Exchange Rate Profit Or Loss Weakening | £				£ 3						£ (254)			£ 268
AUD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	[7]				$ (10)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	[7]				$ 10
CAD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	[6]					$ 2
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	[6]					$ (2)
NIS
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening | ₪	[3]						₪ (76)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening | ₪	[3]						₪ 76

[1]	(0% movement)
[2]	(12% movement)
[3]	(3% movement)
[4]	(4% movement)
[5]	(14% movement)
[6]	(6% movement)
[7]	(5% movement)